Stock-Based Compensation (Summary of Stock-Based Compensation Plan) (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥) ¥ / shares shares
Number of shares
Outstanding at beginning of fiscal year | shares	23,958,000
Exercised during fiscal year | shares	6,768,000
Outstanding at end of fiscal year | shares	17,190,000
Exercisable at end of fiscal year | shares	0
Weighted-average exercise price
Outstanding at beginning of fiscal year | ¥ / shares	¥ 1
Exercised during fiscal year | ¥ / shares	1
Outstanding at end of fiscal year | ¥ / shares	1
Exercisable at end of fiscal year | ¥ / shares	¥ 0
Weighted-average remaining contractual term
Outstanding at end of fiscal year	17 years 5 months 16 days
Exercisable at end of fiscal year	0 years
Aggregate intrinsic value
Outstanding at end of fiscal year | ¥	¥ 2,872
Exercisable at end of fiscal year | ¥	¥ 0